Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net loss	$ (44,326,409)	$ (39,908,233)	$ (17,918,395)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation	428,000	446,412	424,445
Equity in losses of affiliates	235,161	205,567	0
Capital gain upon dilution on CBG' shares	0	(85,629)	0
Reversal of allowance for doubtful receivables	(381,972)	(615,258)	(50,746)
Inventory write-downs	936,126	3,856,608	270,902
Depreciation and amortization	4,053,944	4,548,923	4,510,935
Losses from disposal of equipment and other long-term assets	1,085,910	78,534	79,533
Deferred income tax expenses (benefits)	(109,664)	(555,133)	3,182,139
Gains on trading securities	0	(222,532)	(601,793)
Changes in operating assets and liabilities:
Proceeds from sales of trading securities	0	10,647,996	349,338
Accounts receivable	(610,373)	8,801,068	2,443,987
Notes receivable	(122,452)	127,859	(127,859)
Inventory	2,929,193	2,116,206	9,997,869
Prepaid advertising expenses	(2,947,031)	5,347,939	3,092,199
Other prepaid expenses and current assets	(1,425,279)	4,961,785	(2,043,307)
Accounts payable	(2,963,364)	2,231,482	(9,886,512)
Accrued expenses and other current liabilities	(1,468,911)	(564,627)	(5,338,524)
Notes payable	(1,148,125)	448,101	(3,711,816)
Income taxes payable	493,226	859,190	(3,154,387)
Deferred revenue	(120,534)	(116,672)	903,945
Net cash provided by (used in) operating activities	(45,632,724)	2,467,551	(17,578,047)
Investing activities:
Purchase of property and equipment	(1,360,682)	(3,421,032)	(2,530,606)
Proceeds from disposal of equipment	2,403	7,997	14,878
Purchase of other long-term assets	(620,985)	(560,584)	(390,807)
Investments in an affiliate	0	0	(1,300,000)
Decrease (increase) in restricted cash	265,002	(9,900,842)	1,310,253
Net cash used in investing activities	(1,714,262)	(13,874,461)	(2,896,282)
Financing activities:
Increase in long-term debt	0	8,450,000	0
Repurchase of ordinary shares	0	(8,645,505)	0
Dividends paid	0	0	(467)
Net cash used in financing activities	0	(195,505)	(467)
Effect of exchange rate changes on cash and cash equivalents	(518,949)	3,179,574	269,812
Net decrease in cash and cash equivalents	(47,865,935)	(8,422,841)	(20,204,984)
Cash and cash equivalents at the beginning of the year	82,552,314	90,975,155	111,180,139
Cash and cash equivalents at the end of the year	34,686,379	82,552,314	90,975,155
Supplemental disclosure of cash flow information:
Income taxes paid	873,771	456,077	1,734,442
Interest paid	185,737	100,733	0
Long-term Debt
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Accrued interests	189,863	152,931	0
Restricted Cash
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Accrued interests	$ (360,033)	$ (294,966)	$ 0